March 20, 2013

John Reynolds

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HF2 Financial Management Inc.
Amendment No. 2 to Registration Statement on Form S-1
Filed March 18, 2013
File No. 333-186264

VIA OVERNIGHT COURIER AND EDGAR

Dear Mr. Reynolds:

On behalf of our client, HF2 Financial Management Inc. (f/k/a H2 Financial Management Inc.) (the “Company”), we are submitting this letter in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) as set forth in your letter dated March 19, 2013 (the “Comment Letter”) to Mr. Richard S. Foote, the President and Chief Executive Officer of the Company. The Comment Letter relates to the Company’s Amendment No. 2 to Registration Statement on Form S-1 (the “Registration Statement”), which was filed on March 18, 2013. In order to facilitate your review, we have repeated each comment in its entirety in the original numbered sequence. This letter is being submitted with Amendment No. 3 to the Registration Statement (“Amendment No. 3”).

General

1. Please revise and provide supplemental clarification and analyses consistent with our discussion earlier today regarding comments 2, 3 and 12 of our letter dated March 14, 2013.

Response: Per our discussion with certain members of the Staff on March 19, 2013, the Company has revised and supplemented its responses to comments 2, 3 and 12 of the Staff’s letter dated March 14, 2013. Each comment as originally posed by the Staff and the Company’s revised and supplemented response thereto is set forth below.

Risk Factors, page 19

Risks Associated with Our Business, page 19

Our sponsors, officers and directors will control...., page 21

2. We note your response to comment 4 of our letter dated February 11, 2013:

•	Please explain in greater detail the nature of the “commitment” of the sponsors to purchase in the two private placements of sponsors’ shares

John Reynolds

Securities and Exchange Commission

March 20, 2013

discussed on, for example, page 4 of the amended S-1. Are there any conditions to this commitment (for example, a material adverse change clause) or any way that the sponsors may not actually purchase in the private placements?

Revised Response: Under the subscription agreements executed in December 2012 and February 2013, forms of which have been filed as Exhibits 10.7 and 10.8 to the Registration Statement, (i) the sponsors have committed to purchase shares of Class A common stock, which are referred to in the Registration Statement as the sponsors’ shares, from the Company in a private placement, (ii) the sponsors will deliver the purchase price for the sponsors’ shares, including the purchase price for the sponsors’ shares that may be purchased upon exercise of the underwriters over-allotment option as described below, to Bingham McCutchen LLP, as escrow agent, prior to the effectiveness of the Registration Statement, (iii) the closing of the purchase of the privately-placed sponsors’ shares shall occur simultaneously with the consummation of the initial public offering, (iv) simultaneously with the consummation of the initial public offering Bingham McCutchen LLP, as escrow agent, will deposit the purchase price for the sponsors’ shares into the trust account and (v) in the event the underwriters exercise the over-allotment option, simultaneously with the purchase of the over-allotment shares by the underwriters, the sponsors will purchase additional sponsors’ shares and Bingham McCutchen LLP, as escrow agent, will deposit the purchase price for the additional sponsors’ shares into the trust account. The subscription agreements do not include any conditions (e.g., a material adverse effect clause) to the commitment of the sponsors to purchase the sponsors’ shares. The subscription agreements, however, provide that the purchase of the sponsors’ shares will occur simultaneously with, and, therefore, only upon, the consummation of the Company’s initial public offering. Similarly, the purchase of sponsors’ shares following the exercise of the over-allotment option will occur simultaneously with, and, therefore, only upon, the consummation of the purchase of the over-allotment shares by the underwriters. Since all of the funds necessary for the sponsors to satisfy their commitments will be held in escrow by Bingham McCutchen LLP prior to the effectiveness of the Registration Statement, the sponsors will not be a able to fail to satisfy their purchase commitment.

•

Please explain the legal authority for your statement “Rules 101 and 102 of Regulation M are inapplicable to these purchases by the sponsors because the commitment to make such purchases has been made prior to the commencement of the ‘restricted period’ under Regulation M.”

Revised Response: As disclosed in the Registration Statement and noted in the response above, the Company has entered into subscription agreements with the sponsors for the purchase of the sponsors’ shares. The sponsors’ shares will be purchased in a private placement at a price of $10 per share. As noted above, the purchase price for the sponsors’ shares will be placed into escrow with Bingham McCutchen LLP prior to the effectiveness of the Registration Statement and, simultaneously with the consummation of the initial public offering, will be deposited into the trust account for the benefit of the public stockholders (excluding the purchase price associated with any additional sponsors’ shares purchased in connection with the exercise of the over-allotment option by the underwriters, which will be deposited into the trust account for the benefit of the public stockholders only upon consummation of the sale of the over-allotment shares to the underwriters). This structure, in which the sponsors’ equity commitment is made in advance of the effectiveness of the Registration Statement and the closing of the

John Reynolds

Securities and Exchange Commission

March 20, 2013

purchase of the sponsors’ equity occurs simultaneously with the consummation of the initial public offering, is customary for initial public offerings of special purpose acquisition companies.

A key structural feature of special purpose acquisition companies is the assurance that an investor in the initial public offering will have the right to receive a pre-identified price per share if the Company liquidates due to failure to complete a business combination before a specified date or if, in connection with the consummation of an initial business combination, the investor seeks to not continue as an investor in the Company, but, instead, elects to convert its shares into a right to receive such pre-identified per share price. In this offering the pre-identified per share price is $10.50 and that amount must be maintained in the trust account for the Company to satisfy its commitment.

As noted under “Use of Proceeds” on page 46 of Amendment No. 3, the Company must raise a total of $167,148,750 to fund the trust account at a per share price of $10.50 per share. The Company’s initial public offering, however, will result in gross proceeds of only $153,000,000. Thus, without the purchase by the sponsors of the privately-placed sponsors’ shares there would be a shortfall of $14,148,000. The purchase of the sponsors’ shares bridges this gap.

Similarly, if the Company were to sell additional shares of Class A common stock to the underwriters in connection with the exercise of the over-allotment option, and the sponsors did not contribute additional funds through the purchase of additional sponsors’ shares, the value of the trust account per public share would fall below $10.50. The purchases by the sponsors of the sponsors’ shares enable the Company to satisfy its commitment to the public stockholders. All of the funds contributed by the sponsors are for the benefit of the public stockholders only. The sponsors are not entitled to convert the sponsors’ shares in connection with an initial business combination and the sponsors’ shares are not entitled to receive funds from the trust account upon liquidation.

The purchases of the sponsors’ shares do not implicate Regulation M for one of two reasons. Either (i) the sponsors’ purchases of the sponsors’ shares occurred at the time the sponsors entered into the private placement subscription agreements prior to the commencement of the restricted period for the initial public offering1, or (ii) the purchases of the sponsors’ shares are made in a private placement that is concurrent with the Company’s initial public offering and thus fall with the Staff’s Regulation M FAQ regarding concurrent distributions.

With respect to our view that the sponsors’ purchases occurred prior to the Regulation M “restricted period” for the initial public offering, as noted in the responses above, the sponsors’ commitment to purchase the sponsors’ shares through a private placement was made in the subscription agreements entered into in December 2012 and February 2013 which was before the determination of the offering price for the initial public offering and, therefore, prior to the

[1]

The offering price for the initial public offering has not been determined yet, but it will be no earlier than March 21, 2013. Thus, the restricted period for the initial public offering would begin no earlier than March 14, 2013.

John Reynolds

Securities and Exchange Commission

March 20, 2013

Regulation M “restricted period” for the initial public offering. The sponsors do not have the ability to withdraw this commitment. For this reason, we believe the timing of the sponsors’ purchases should be viewed as the time the sponsors entered into the subscription agreements. In support of this, we rely on Section 3(a)(13) of the Exchange Act which defines a “purchase” to include “any contract to buy, purchase, or otherwise acquire” a security.

Alternatively, if the Staff believes the time of the sponsors’ purchases is the time such purchases are consummated (i.e., concurrent with the closing of the initial public offering and any subsequent closing related to the exercise of the over-allotment option), then we believe the private placements and the initial public offering are concurrent distributions covered by the Staff’s Regulation M FAQ. The concurrent distributions FAQ states that the Staff does not believe “that solicitation activity qualifying for the Rule 101(b)(9) and Rule 102(b)(5) exceptions necessarily creates an impermissible inducement to purchase in a concurrent distribution. Therefore, absent additional factors, bona fide offers to sell or the solicitation of offers to buy the securities being distributed in one distribution would not be impermissible inducements with respect to a concurrent distribution.” Any efforts to sell the sponsors’ shares in the private placements described in the Registration Statement took place prior to the start of the restricted period with respect to the initial public offering and, therefore, the bona fide offers to sell or solicitation of offers to buy in the private placements would not be impermissible inducements with respect to the initial public offering. The Company notes as additional factors in support of a finding that the purchases contemplated by the private placements are not impermissible inducements to purchase in the initial public offering that the private placements cannot have any impact on the market price for the securities being offered and they are fully disclosed to prospective investors in the initial public offering. The Company also notes that the efforts to sell the private placement were ordinary course for such transactions. In addition, the Company notes the guidance in Securities Act Release No. 8828 which sets forth the Staff’s guidance for conducting a public offering concurrently with a private placement exempt under Section 4(2) of the Securities Act of 1933, as amended. Such guidance would be rendered meaningless if Regulation M prohibited concurrent public and private offerings. We note that it is customary for initial public offerings of special purpose acquisition companies to include concurrent purchases of securities by sponsors.

•

Please explain how the commitment of the sponsors to purchase shares at $10.00 per share the number of Class A Common Stock shares (up to the maximum of 183,525) that is necessary to maintain in the trust account an amount equal to $10.50 per share sold to the public in the offering as described, for example, on page 4, does not have a manipulative effect on the price of Class A Common Stock in light of the stated purpose to maintain a certain trust value per share.

Revised Response: As noted above, the commitment of the sponsors to purchase sponsors’ shares in a private placement to be consummated simultaneously with the over-allotment option as disclosed on page 4 of the Registration Statement serves the purpose of maintaining sufficient funds in the trust account to enable public stockholders to receive $10.50 per share if the over-

John Reynolds

Securities and Exchange Commission

March 20, 2013

allotment option is exercised in full or to any extent and either the Company does not complete its initial business combination within the prescribed period or a public stockholder elects to convert his shares in connection with the consummation of the Company’s initial business combination. We note that it is customary for initial public offerings of special purpose acquisition companies to include concurrent purchases of securities by sponsors. The purchase by the sponsors involves private transactions between the Company and the sponsors, rather than transactions in the public market. Therefore, these private transactions will not be reported to an effective transaction reporting plan and disseminated to the public so there should be no impact on the market price as a result. Further, the Registration Statement contains a detailed description of the price at which the sponsors’ shares will be sold and the event that will trigger their sale. This disclosure includes the maximum number of shares of Class A common stock that will be purchased by the sponsors, the price at which such shares will be purchased by the sponsors and the timing for such purchases. Furthermore, pursuant to the subscription agreements entered into by the sponsors, the commitment to purchase shares of Class A common stock and the price for such shares was entered into prior to the public filing of the Registration Statement and prior to any public offer of the Company’s Class A common stock. The Company believes that the absence of an impact of these purchases on the public market for Class A common stock and the full disclosure of these purchases in the Registration Statement negates any argument that such purchases could be manipulative or otherwise violate Section 9(a)(2) or 10(b) of the Exchange Act.

•

Please explain what controls, in addition to the disclosures discussed in your previous response, you intend to put in place to ensure that your contemplated purchases as described on page 12 do not have a manipulative effect on the secondary market price for Class A Common Stock. For example, will the requirements of the Rule 10b-18 safe harbor be followed for such purchases?

Revised Response: With respect to repurchases by the Company, the Company refers the Staff to the revised response to comment #3 below. As a result, the Company respectfully believes this comment is no longer applicable.

With respect to repurchases by sponsors, officers, directors, Advisory Board members and their affiliates, as stated in the Company’s response letter dated March 18, 2013, in the context of the Company’s initial business combination, at the appropriate time, the Company would inform its sponsors, officers, directors, Advisory Board members and their affiliates that they must refrain from making purchases of shares of Class A common stock during the “restricted period” under Regulation M, which, consistent with the definition of “restricted period” in Rule 100 of Regulation M, begins on the day the target company first delivers materials to its stockholders soliciting approval of a business combination and ending upon the completion of such distribution. The Company will require each of its officers, directors, sponsors and Advisory Board members to sign a letter indicating that he will comply with the foregoing obligation after the Company’s execution of a definitive agreement with respect to an initial business combination.

John Reynolds

Securities and Exchange Commission

March 20, 2013

Nasdaq may delist our shares., page 26

3. We note your response to comment 6 of our letter dated February 11, 2013. You indicate on page 13 that you may “provide for the purchase of shares . using funds held in the trust account” if the public shareholders indicate an intention to vote against a proposed business combination and/or seek conversion of their shares into cash. It is our understanding that Nasdaq does not list companies with such repurchase agreements. Please explain how you will comply with Nasdaq’s listing rules for SPACs or how you will list on Nasdaq as indicated.

Revised Response: In response to the Staff’s comment and a conversation between representatives of Bingham McCutchen LLP and The Nasdaq Stock Market LLC (“Nasdaq”), the Company has removed in Amendment No. 3 the disclosure relating to repurchases of shares of Class A common stock in connection with a business combination and will comply with the policies of Nasdaq prohibiting the use of funds held in the trust account to make such repurchases. As a result, the Company respectfully believes this comment is no longer applicable.

Certain Relationships and Related Party Transactions, page 80

12. We note your response to comment 16 of our letter dated February 11, 2013. Please explain how your response is consistent with condition 4.1.7 of the underwriting agreement, which appears to release the underwriters from their purchase commitment.

Revised Response: The Company agrees that the condition set forth in 4.1.7 of the Underwriting Agreement, along with each of the other conditions set forth in Section 4.1 of the Underwriting Agreement, is a condition to the closing of the underwriting agreement. The condition states the following: “On the Closing Date, the Insiders shall have purchased the Sponsor Shares and the purchase price for such Sponsor Shares shall be deposited into the Trust Account.” With respect to the requirement that the “Insiders”, or the sponsors as they are referred to in the Registration Statement, have purchased the sponsors’ shares prior to the closing under the Underwriting Agreement, we note that under the subscription agreements, the sponsors have committed to purchase the sponsors’ shares. The sponsors will deliver the purchase price for the sponsors’ shares into an escrow account at Bingham McCutchen LLP prior to the effectiveness of the Registration Statement. At the consummation of the initial public offering, Bingham McCutchen LLP will deposit the funds for the sponsors’ shares purchased at the consummation of the initial public offering into the trust account. Following the execution of the underwriting agreement, neither the sponsors nor the underwriters will have the ability to prevent the funds from being transferred from Bingham McCutchen LLP, as escrow agent, to the trust account. Since the underwriters do not have the ability to influence or impact the satisfaction of this condition, their commitment should be considered firm.

As noted in the revised response to the second bullet point comment included under comment #1 above, the obligation of the sponsors to purchase the sponsors’ shares is a key structural feature of the offering, one that protects investors. Accordingly, the inclusion of this condition is a

John Reynolds

Securities and Exchange Commission

March 20, 2013

critical aspect of the underwriters’ commitment to consummate the purchase of shares of Class A common stock in the initial public offering. The additional funds from the sponsors are required in order to provide for $10.50 per public share in the trust account, which we believe is of paramount importance to the purchasers of public shares in the initial public offering. By including condition 4.1.7 in the Underwriting Agreement, the underwriters are contractually requiring that this key feature of the offering be satisfied prior to the closing of the initial public offering.

As an example, we note that each of the following special purpose acquisition companies included a similar condition in its underwriting agreement: Hyde Park Acquisition Corp. II (see Section 6(i)), Infinity Cross Border Acquisition Corporation (see Section 4.1.7), Global Eagle Acquisition Corp. (see Section 6(l)), China VantagePoint Acquisition Company (see Section 5.7), Lone Oak Acquisition Corporation (see Section 4.7) and Collabrium Japan Acquisition Corporation (see Section 4.7).

Exhibits

2. We note that Exhibits 10.1.1 through 10.1.23, the letter agreements, were not filed in their entirety. In particular, we refer to “Exhibit B.” Please file complete exhibits, including any attachments, schedules or exhibits, or tell us why you are not required to do so.

Response: As requested, we have revised and filed complete Exhibits 10.1.1 through 10.1.23.

Thank you for your prompt attention to the Company’s responses to the comments. Should you have any questions or comments with respect to this submission, please call the undersigned at (212) 705-7466.

Sincerely,

/s/ Floyd I. Wittlin
Floyd I. Wittlin

cc:	Richard S. Foote (HF2 Financial Management Inc.)
R. Bradley Forth (HF2 Financial Management Inc.)
David Alan Miller, Esq. (Graubard Miller)
Jeffrey M. Gallant, Esq. (Graubard Miller)